Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of due from related parties
Name of Related Party	Nature of Relationship
Guoan Xu	Shareholder, Director and Vice President

Beijing Taiying Anrui Holding Co., Ltd. ("Beijing Taiying")	Sole Shareholder

Shandong Luk Information Technology Co., Ltd. ("Shandong Luk")	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company

Chongqing Shenggu Human Resources Co., Ltd. ("CSHR")	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd. ("Shiye")	David Wang being a 5% shareholder

Beijing Jiate Information Technology Co., Ltd. ("Jiate")	Noncontrolling shareholder of HTCC

Jiangsu Sound Valley Human Resource Management Co., Ltd. ("JSVH")	Controlled by Gary Wang

Jinan Shenggu Human Resources Management Co., Ltd. ("JSHR")	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. ("BSEI")	Controlled by Gary Wang

Tai'an Taiying Wealth and Equity Investment and Management Co., Ltd. ("TWIC")